          Payden Emerging Markets Corporate Bond  Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)	$18

Argentina (USD) (1%)
230,000	Capex SA 144A, 6.88%, 5/15/24 (a)	204
225,000	Pampa Energia SA 144A, 7.38%, 7/21/23 (a)	209
255,000	Provincia de Buenos Aires/Argentina 144A,
	6.50%, 2/15/23 (a)	97

		510

Austria (USD) (1%)
220,000	JBS Investments II GmbH 144A,
	7.00%, 1/15/26 (a)	240

Bahamas (USD) (0%)
205,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	207

Bermuda (USD) (2%)
105,000	Digicel Group One Ltd. 144A,
	8.25%, 12/30/22 (a)(b)	68
100,000	Digicel Group Two Ltd. 144A,
	8.25%, 9/30/22 (a)	27
210,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	210
200,000	Ooredoo International Finance Ltd. 144A,
	5.00%, 10/19/25 (a)	225
285,000	Tengizchevroil Finance Co. International Ltd.
	144A, 4.00%, 8/15/26 (a)	301

		831

Brazil (USD) (3%)
210,000	BRF SA 144A, 4.88%, 1/24/30 (a)	215
200,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 2.822%), 4.50%, 11/21/29 (a)(c)	206
200,000	Oi SA, 10.00%, 7/27/25	194
196,199	Prumo Participacoes e Investimentos S/A 144A,
	7.50%, 12/31/31 (a)	215
691,905	USJ-Acucar e Alcool S/A 144A,
	10.50%, 11/09/23 (a)	467

		1,297

Canada (USD) (3%)
420,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	455
254,000	First Quantum Minerals Ltd. 144A,
	7.00%, 2/15/21 (a)	254
225,000	First Quantum Minerals Ltd. 144A,
	7.25%, 5/15/22 (a)	225
415,000	First Quantum Minerals Ltd. 144A,
	7.25%, 4/01/23 (a)	413

		1,347

Cayman Islands (USD) (9%)
200,000	Bioceanico Sovereign Certificate Ltd. 144A,
	3.03%, 6/05/34 (a)(d)	141
220,000	Braskem Finance Ltd. 144A, 7.38%, (a)(e)	225
610,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 4/10/22 (f)	634
410,000	GEMS MENASA Cayman Ltd./GEMS Education
	Delaware LLC 144A, 7.13%, 7/31/26 (a)	429
200,000	Industrial Senior Trust 144A,
	5.50%, 11/01/22 (a)	211
450,000	JD.com Inc., 3.38%, 1/14/30	461
405,000	Kaisa Group Holdings Ltd., 7.25%, 6/30/20 (f)	408

Principal or Shares	Security Description	Value (000)

425,000	MAF Global Securities Ltd., (5 yr. Swap Semi
	30/360 USD + 3.476%), 5.50%, (c)(e)(f)	$437
210,000	Melco Resorts Finance Ltd., 4.88%, 6/06/25 (f)	214
98,900	Odebrecht Oil & Gas Finance Ltd. 144A,
	0.00%, (a)(d)(e)	1
280,000	Saudi Electricity Global Sukuk Co. 2 144A,
	5.06%, 4/08/43 (a)	325
220,000	Saudi Electricity Global Sukuk Co. 4,
	4.72%, 9/27/28 (f)	250
200,000	Weibo Corp., 3.50%, 7/05/24	207

		3,943

Chile (USD) (2%)
280,840	Empresa Electrica Angamos SA 144A,
	4.88%, 5/25/29 (a)	296
210,000	Engie Energia Chile SA 144A,
	3.40%, 1/28/30 (a)	212
339,579	Latam Airlines 2015-1 Pass-Through Trust B,
	4.50%, 11/15/23	342

		850

China (USD) (0%)
200,000	China Life Insurance Co. Ltd., (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 2.294%), 4.00%, 7/03/75 (c)(f)	201

Colombia (USD) (4%)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (a)	231
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	245
190,000	Ecopetrol SA, 5.88%, 9/18/23	213
119,000	Ecopetrol SA, 5.88%, 5/28/45	143
400,000	Grupo de Inversiones Suramericana SA 144A,
	5.50%, 4/29/26 (a)	449
405,000	Oleoducto Central SA 144A, 4.00%, 5/07/21 (a)	414

		1,695

Egypt (USD) (1%)
200,000	Egypt Government International Bond 144A,
	5.88%, 6/11/25 (a)	217

Georgia (USD) (1%)
200,000	Silknet JSC, 11.00%, 4/02/24 (f)	226
210,000	TBC Bank JSC 144A, 5.75%, 6/19/24 (a)	223

		449

Ghana (USD) (1%)
200,000	Ghana Government International Bond 144A,
	7.88%, 8/07/23 (a)	224

Hong Kong (USD) (1%)
200,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	210
400,000	CNAC HK Finbridge Co. Ltd.,
	3.88%, 6/19/29 (f)	426

		636

India (USD) (6%)
305,000	Adani Green Energy UP Ltd./Prayatna
	Developers Pvt. Ltd./Parampujya Solar Energy
	144A, 6.25%, 12/10/24 (a)	331
210,000	Adani Renewable Energy RJ Ltd./Kodangal Solar
	Parks Pvt. Ltd./Wardha Solar Maharash 144A,
	4.63%, 10/15/39 (a)	214
285,000	Adani Transmission Ltd. 144A,
	4.00%, 8/03/26 (a)	298

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Adani Transmission Ltd. 144A,
	4.25%, 5/21/36 (a)	$202
200,000	IDBI Bank Ltd., 4.13%, 4/23/20 (f)	200
220,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	229
210,000	ReNew Power Pvt. Ltd. 144A,
	5.88%, 3/05/27 (a)	211
210,000	ReNew Power Pvt. Ltd. 144A,
	6.45%, 9/27/22 (a)	218
420,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (a)	431

		2,334

Indonesia (USD) (1%)
200,000	Indonesia Asahan Aluminium Persero PT 144A,
	6.53%, 11/15/28 (a)	245
200,000	Indonesia Government International Bond,
	4.75%, 2/11/29	232

		477

Ireland (USD) (1%)
400,000	C&W Senior Financing DAC 144A,
	7.50%, 10/15/26 (a)	433

Israel (USD) (1%)
210,000	Bank Leumi Le-Israel BM 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 1.631%), 3.28%, 1/29/31 (a)(c)(f)	210
265,000	Israel Electric Corp. Ltd. 144A,
	6.88%, 6/21/23 (a)	302

		512

Ivory Coast (USD) (1%)
210,000	Ivory Coast Government International Bond
	144A, 6.38%, 3/03/28 (a)	227

Jersey (USD) (1%)
435,000	Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (f)	460

Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A,
	8.95%, 5/04/23 KZT (a)	175

Luxembourg (USD) (4%)
230,000	Adecoagro SA 144A, 6.00%, 9/21/27 (a)	231
600,000	Gazprom PJSC Via Gaz Capital SA 144A,
	4.95%, 3/23/27 (a)	674
308,446	JBS USA LUX SA Term Loan B 1L, (LIBOR
	USD 1-Month + 2.000%), 3.65%, 5/01/26 (g)	310
200,000	Millicom International Cellular SA 144A,
	5.13%, 1/15/28 (a)	210
220,000	Minerva Luxembourg SA 144A,
	6.50%, 9/20/26 (a)	234
200,000	VTB Bank OJSC Via VTB Capital SA 144A,
	6.95%, 10/17/22 (a)	218

		1,877

Marshall Islands (USD) (1%)
250,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	306

Mauritius (USD) (0%)
200,000	Azure Power Solar Energy Pvt. Ltd. 144A,
	5.65%, 12/24/24 (a)	207

Mexico (MXN) (0%)
3,671,534	Mexican Udibonos, 4.00%, 11/30/28 MXN	206

Principal or Shares	Security Description	Value (000)
Mexico (USD) (7%)
200,000	Aerovias de Mexico SA de CV 144A,
	7.00%, 2/05/25 (a)	$200
200,000	America Movil SAB de CV, 3.63%, 4/22/29	219
200,000	Banco Santander Mexico SA Institucion de Banca
	Multiple Grupo Financiero Santand 144A, (5 yr.
	US Treasury Yield Curve Rate T Note Constant
	Maturity + 2.995%), 5.95%, 10/01/28 (a)(c)	218
210,000	BBVA Bancomer SA 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 4.308%), 5.88%, 9/13/34 (a)(c)	232
205,000	BBVA Bancomer SA 144A, 6.75%, 9/30/22 (a)	225
200,000	Cemex SAB de CV 144A, 5.45%, 11/19/29 (a)	214
200,000	Cibanco SA Ibm/PLA Administradora Industrial
	S de RL de CV 144A, 4.96%, 7/18/29 (a)	217
193,800	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (a)	222
454,831	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	504
200,000	Grupo Bimbo SAB de CV 144A,
	4.00%, 9/06/49 (a)	202
229,690	Mexico Generadora de Energia S de rl 144A,
	5.50%, 12/06/32 (a)	256
210,000	Minera Mexico SA de CV 144A,
	4.50%, 1/26/50 (a)	219
60,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (a)	65

		2,993

Morocco (USD) (1%)
225,000	OCP SA 144A, 6.88%, 4/25/44 (a)	297

Netherlands (USD) (13%)
510,000	Embraer Netherlands Finance BV,
	5.40%, 2/01/27	580
235,000	Equate Petrochemical BV 144A,
	3.00%, 3/03/22 (a)	237
210,000	Greenko Dutch BV 144A, 5.25%, 7/24/24 (a)	213
200,000	Listrindo Capital BV, 4.95%, 9/14/26 (f)	207
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	475
285,000	Petrobras Global Finance BV, 5.30%, 1/27/25	317
180,000	Petrobras Global Finance BV, 6.00%, 1/27/28	210
400,000	Petrobras Global Finance BV, 8.75%, 5/23/26	523
200,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	207
500,000	Prosus NV 144A, 5.50%, 7/21/25 (a)	561
1,135,000	Teva Pharmaceutical Finance Netherlands III BV,
	6.75%, 3/01/28 (b)	1,184
210,000	VEON Holdings BV 144A, 4.00%, 4/09/25 (a)	219
290,000	VEON Holdings BV 144A, 4.95%, 6/16/24 (a)	312
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	333

		5,578

Nigeria (USD) (1%)
216,000	Nigeria Government International Bond 144A,
	6.50%, 11/28/27 (a)	223

Panama (USD) (1%)
210,000	Avianca Holdings SA/Avianca Leasing
	LLC/Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (a)	210
200,000	Banco General SA 144A, 4.13%, 8/07/27 (a)	213

		423

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Peru (PEN) (1%)
1,180,000	Peruvian Government International Bond 144A,
	6.35%, 8/12/28 PEN (a)	$410

Peru (USD) (5%)
195,900	ABY Transmision Sur SA 144A,
	6.88%, 4/30/43 (a)	251
170,000	Banco de Credito del Peru 144A, (3 mo. LIBOR
	USD + 7.043%), 6.13%, 4/24/27 (a)(c)	184
325,000	Banco Internacional del Peru SAA Interbank
	144A, (3 mo. LIBOR USD + 5.760%),
	6.63%, 3/19/29 (a)(c)	367
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru
	144A, 6.38%, 6/01/28 (a)	217
200,000	Kallpa Generacion SA 144A, 4.88%, 5/24/26 (a)	215
200,000	Promigas SA ESP/Gases del Pacifico SAC 144A,
	3.75%, 10/16/29 (a)	203
200,000	SAN Miguel Industrias Pet SA 144A,
	4.50%, 9/18/22 (a)	205
360,000	Scotiabank Peru SAA 144A, (3 mo. LIBOR USD
	+ 3.856%), 4.50%, 12/13/27 (a)(c)	376

		2,018

Qatar (USD) (1%)
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3
	144A, 5.84%, 9/30/27 (a)	346

Russian Federation (RUB) (1%)
17,200,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27
	RUB	302

Saudi Arabia (USD) (1%)
200,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	222
200,000	Saudi Telecom Co., 3.89%, 5/13/29 (f)	216

		438

Singapore (USD) (2%)
240,000	BOC Aviation Ltd. 144A, 2.75%, 9/18/22 (a)	242
210,000	BOC Aviation Ltd. 144A, 3.00%, 9/11/29 (a)	211
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (a)	203

		656

Sri Lanka (USD) (1%)
230,000	Sri Lanka Government International Bond 144A,
	5.88%, 7/25/22 (a)	234

Thailand (USD) (0%)
200,000	Bangkok Bank PCL 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 1.900%), 3.73%, 9/25/34 (a)(c)	209

Turkey (USD) (1%)
210,000	Turkiye Is Bankasi AS 144A, 5.50%, 4/21/22 (a)	218
220,000	Turkiye Sise ve Cam Fabrikalari AS 144A,
	6.95%, 3/14/26 (a)	242

		460

Ukraine (USD) (1%)
215,000	Ukraine Government International Bond 144A,
	7.75%, 9/01/21 (a)	229

United Arab Emirates (USD) (5%)
200,000	Abu Dhabi Crude Oil Pipeline LLC 144A,
	4.60%, 11/02/47 (a)	236

Principal or Shares	Security Description	Value (000)

220,000	Abu Dhabi National Energy Co. PJSC 144A,
	3.63%, 6/22/21 (a)	$224
200,000	Abu Dhabi National Energy Co. PJSC,
	4.38%, 6/22/26 (f)	220
200,000	Abu Dhabi National Energy Co. PJSC 144A,
	4.38%, 6/22/26 (a)	220
325,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	354
200,000	DP World PLC 144A, 6.85%, 7/02/37 (a)	268
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)(b)	306
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	251
200,000	Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25 (f)	225

		2,304

United Kingdom (USD) (1%)
275,000	MARB BondCo PLC 144A, 6.88%, 1/19/25 (a)	290

United States (IDR) (1%)
4,300,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 5.63%, 5/17/23 IDR (a)	315

United States (USD) (5%)
128,171	Alberston’s LLC Term Loan B8 1L, (LIBOR USD 1-Month + 2.750%), 4.40%, 8/17/26 (g)	128
220,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 3.81%, 10/25/30 (c)	224
132,652	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 3.86%, 8/25/30 (c)	135
215,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%),
	4.31%, 1/25/49 (a)(c)	220
215,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%),
	3.96%, 9/25/30 (c)	219
210,000	HCA Inc., 5.38%, 9/01/26	237
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 5.41%, 4/25/43 (a)(c)	300
510,000	Tacala Investment Corp. Term Loan B 2L,
	(LIBOR USD 1-Month + 7.750%),
	9.40%, 1/30/26 (g)	510

		1,973

Virgin Islands (British) (USD) (3%)
200,000	Gold Fields Orogen Holdings BVI Ltd. 144A,
	6.13%, 5/15/29 (a)	229
200,000	Gold Fields Orogen Holdings BVI Ltd.,
	6.13%, 5/15/29 (f)	229
205,000	Huarong Finance 2019 Co. Ltd.,
	3.88%, 11/13/29 (f)	210
200,000	Sino-Ocean Land Treasure Finance II Ltd.,
	5.95%, 2/04/27 (f)	219
300,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	300
200,000	Studio City Co. Ltd. 144A, 7.25%, 11/30/21 (a)	204

		1,391

Total Bonds (Cost - $39,661)		40,968

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Investment Company (7%)
2,938,003	Payden Cash Reserves Money Market Fund *
	(Cost - $2,938)	$2,938

Total Investments (Cost - $42,599) (104%)		43,906
Liabilities in excess of Other Assets (-4%)		(1,622)

Net Assets (100%)		$42,284

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.
(b)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $1,307 and the total market value of the collateral held by the Fund is $1,378. Amounts in 000s.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(d)	Yield to maturity at time of purchase.
(e)	Perpetual security with no stated maturity date.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
IDR 2,492,000	USD 181	Barclays Bank PLC	03/26/2020	$ —
IDR 1,808,000	USD 128	Barclays Bank PLC	03/26/2020	4
USD 421	THB 12,950	Barclays Bank PLC	04/22/2020	4
USD 10	BRL 44	HSBC Bank USA, N.A.	03/20/2020	—

				8

Liabilities:
COP 721,000	USD 212	HSBC Bank USA, N.A.	04/20/2020	(2)
USD 302	IDR 4,328,000	Barclays Bank PLC	03/26/2020	(13)

				(15)

Net Unrealized Appreciation (Depreciation)				$(7)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 7.74% Monthly, Pay	04/04/2024	$22,000	$56	$—	$56
Variable 8.473% (28-day MXIBTIIE) Monthly

4